Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
	December 31,	December 31,
	2022	2021
Cash	$54,471	$83,790
Restricted cash	470	448
Trade and other receivables	18,313	22,172
Accounts payable and accrued liabilities (including non-current)	26,960	19,723
Total debt	40,000	15,000

Disclosure of liquidity risk [Table Text Block]
	Less than	6 months
	6 months	to 1 year	1 to 3 years	Over 3 years
Accounts payable and accrued liabilities (note 9)	$26,634	$-	$326	$-
Debt (note 10)	-	4,000	36,000	-
Operating and purchase commitments	12,139	1,446	132	22
Total	$38,773	$5,446	$36,458	$22